Condensed Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net loss	$ (2,778)		$ (5,574)
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation of property and equipment	43		26
Depreciation of operating right-of-use assets	269
Reversal of provision for expected credit losses			(410)
Share based compensations			3,312
Share of results of an associate	(3)		27
Impairment loss of long-term investments			259
Interest income from loan to a third party			(26)
Change in operating assets and liabilities:
Change in refundable deposits	289		(6)
Change in prepaid expenses and other current assets	(534)		919
Change in amount due from a subsidiary	(1,791)		(184)
Change in accruals and other current liabilities	(799)		77
Change in operating lease liabilities	(282)		(13)
Cash used in operating activities	(5,586)		(1,593)
Cash flows from investing activities
Purchase of property and equipment, net	(3)		(18)
Purchase of short-term investments, net	(5,297)
Purchase of long-term investments, net	(126)		(658)
Repayment of loan from a third party			1,010
Cash (used in) provided by investing activities	(5,426)		334
Cash flows from financing activities
Proceeds from capital injection from investors	11,394
Cash provided by financing activities	11,394
Net change in cash and cash equivalents	382		(1,259)
Cash and cash equivalents at beginning of the period	27	$ 98	1,357
Cash and cash equivalents at the end of the period	409	$ 27	98
Supplemental schedule of non-cash investing and financing activities
Investment of associate through issuance of Class A Ordinary Shares	$ 7,500